Derivative financial instruments (Notional Amounts of Derivative Financial Instruments) (Detail) - Undesignated derivative financial instruments - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	¥ 24,226,842	¥ 25,007,461
Interest rate and currency swap agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	20,310,018	21,001,883
Foreign exchange forward and option contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	¥ 3,916,824	¥ 4,005,578